FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 9:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments, marketable securities, and its contingent consideration to Mailvision, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration of the Earn-Out and the Sale Option provided to Mailvision are classified within Level 3 value hierarchy because these liabilities are based on present value calculations and an external valuation models whose inputs include market interest rates, estimated operational capitalization rates and volatilities. Unobservable inputs used in these models are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 2	Level 3	Total

Contingent consideration related to Mailvision	$-	$(556)	$(556)

Total financial liability	$-	$(556)	$(556)

	December 31, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$220	$-	$220
Marketable securities	59,227	-	59,227
Contingent consideration related to Mailvision	-	(443)	(443)

Total Financial asset (liability)	$59,447	$(443)	$59,004

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2014	$(556)
Adjustment due to time change value	85
Adjustment due to change in assumptions	28

Balance at December 31, 2014	$(443)